Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com
Shawn A. Hendricks
(215) 564-8778
shendricks@stradley.com
March 1, 2024
VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
FlexShares® Trust (the “Registrant”)
(File Nos. 333-173967 and 811-22555)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) please accept this letter as certification that:
1.
The form of Prospectuses and Statements of Additional Information dated March 1, 2024 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 93 to the Registrant’s registration statement under the 1933 Act, on Form N-1A; and
2.
The text of the Post-Effective Amendment No. 93 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on February 26, 2024 (Accession No. 0001193125-24-046334) with an effective date of March 1, 2024.

Questions and comments may be directed to the undersigned at (215) 564-8778.
Very truly yours,

/s/ Shawn A. Hendricks
Shawn A. Hendricks
cc:
Jose Del Real, Esq.
Michael D. Mabry, Esq.
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